FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2018
FAIR VALUE MEASUREMENTS
Schedule of fair value of the Group's financial assets and liabilities measured at recurring basis

	As of March 31, 2017 Fair Value Measurements at the Reporting Date Using				As of March 31, 2018 Fair Value Measurements at the Reporting Date Using
	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance
Long-term investments
Available-for-sale investments	—	—	6,801	6,801	—	—	7,860	7,860
Contingent consideration	—	—	2,626	2,626	—	—	1,196	1,196
Long-term borrowings	—	—	101,697	101,697	—	—	38,884	38,884

Total	$—	$—	$111,124	$111,124	$—	$—	$47,940	$47,940